RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
		Jul. 11, 2025	Jul. 03, 2025	Feb. 04, 2025	Feb. 18, 2022	Oct. 08, 2021	Feb. 29, 2024	Aug. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 18, 2025	May 20, 2025	May 18, 2025	Apr. 18, 2025	Mar. 31, 2025	Mar. 18, 2025	Feb. 18, 2025	Jan. 18, 2025	Dec. 18, 2024	Nov. 20, 2024	Nov. 18, 2024	Oct. 18, 2024	Sep. 18, 2024	Aug. 18, 2024	Jul. 18, 2024	Jun. 18, 2024	May 18, 2024	Apr. 18, 2024	Mar. 18, 2024	Feb. 22, 2024	Feb. 18, 2024	Feb. 14, 2024	Jan. 18, 2024	Dec. 18, 2023	Oct. 18, 2023	Sep. 26, 2023	Aug. 22, 2023	Aug. 18, 2023	Aug. 17, 2023	May 17, 2023	Feb. 17, 2023
Issuance of ordinary shares to parent company, shares			1,000
Stock issued during period, value, new issues	[1]
Shares issued price per share		$ 0.01
Common stock, par value		$ 0.0001
Common stock, share issued		1,000
Common stock, share outstanding		1,000
Related Party [Member]
Administrative expenses
FUTURETECH II ACQUISITION CORP [Member]
Shares issued price per share					$ 10.00				$ 10.20		$ 10.20
Trust account deposit									$ 9,133,890		$ 9,133,890		$ 26,447,350	$ 61,839,164	$ 38,994	$ 38,994
Due from sponsor									1,145,065		1,145,065		1,540,984	1,179,141
Redeeming shareholders overpaid							$ 809,072	$ 809,072			114,048		809,072
Other Payable									299,104		299,104		17,744,312
First Extension Overpayment Amount									409,036		409,036
Second Extension Overpayment Amount									285,989		285,989
Due to trust account									695,024		695,024
Payment to sponser													10,000
Administrative expenses									942,520		942,520		1,148,902	295,137
Other payable									299,104		299,104		$ 17,744,312
FUTURETECH II ACQUISITION CORP [Member] | Subsequent Event [Member]
Trust account deposit																				$ 37,744	$ 37,744	$ 37,744
First Extension Overpayment Amount																			$ 337,442
Second Extension Overpayment Amount																			176,184
FUTURETECH II ACQUISITION CORP [Member] | IPO [Member]
Shares issued price per share													$ 10.20
Sale of stock price per share					$ 10.00
FUTURETECH II ACQUISITION CORP [Member] | Related Party [Member]
Administrative expenses									30,000	$ 30,000	60,000	$ 60,000	$ 120,000	120,000
Due from related party									75,000		75,000		75,000
FUTURETECH II ACQUISITION CORP [Member] | Administrative Support Agreement [Member]
Payment to sponser											10,000
Administrative expenses									30,000	$ 60,000	30,000	$ 60,000
Administrative expenses									400,000		400,000		340,000	220,000
FUTURETECH II ACQUISITION CORP [Member] | Extension Loan [Member]
Trust account deposit																		$ 45,244		37,744	37,744	37,744	$ 37,744	$ 37,744		$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000		$ 50,000	$ 50,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000		$ 125,000	$ 125,000	$ 1,150,000	$ 1,150,000
Share price																									$ 0.05											$ 0.03							$ 0.04	$ 0.10	$ 0.10
Loan outstanding									$ 3,537,744		$ 3,537,744		$ 3,537,744	2,925,000			$ 38,994								$ 6,250
Redemption per share																																		$ 11.21							$ 10.81
Redemption payment per share																																		11.10							10.74
Redemption overpayment per share																																		$ 0.11							$ 0.07
FUTURETECH II ACQUISITION CORP [Member] | Extension Loan [Member] | Subsequent Event [Member]
Trust account deposit																				$ 37,744	$ 37,744	$ 37,744
Loan outstanding																			$ 3,650,976
Sponsor [Member] | FUTURETECH II ACQUISITION CORP [Member]
Loan price per share									$ 10.00		$ 10.00		$ 10.00
Working capital loans outstanding									$ 823,302		$ 823,302		$ 412,257	$ 0
Sponsor [Member] | FUTURETECH II ACQUISITION CORP [Member] | Maximum [Member]
Convertible notes									$ 1,500,000		$ 1,500,000		$ 1,500,000
Common Class B [Member] | FUTURETECH II ACQUISITION CORP [Member]
Common stock, par value									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001											$ 0.0001
Shares outstanding																									2,875,000
Shares converted				2,875,000
Common stock, share issued									0		0		0	2,875,000
Common stock, share outstanding									0		0		0	2,875,000
Common Class B [Member] | FUTURETECH II ACQUISITION CORP [Member] | Subsequent Event [Member]
Common stock, share issued				2,875,000
Common stock, share outstanding				2,875,000
Common Class B [Member] | Sponsor [Member] | FUTURETECH II ACQUISITION CORP [Member]
Issuance of ordinary shares to parent company, shares						2,875,000
Stock issued during period, value, new issues						$ 25,000
Shares issued price per share						$ 0.009
Number of option issued for forfeiture						375,000
Percentage of issued and outstanding shares after initial public offering						20.00%
Sale of stock price per share						$ 12.00
Common Class A [Member] | FUTURETECH II ACQUISITION CORP [Member]
Common stock, par value									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001											$ 0.0001
Shares issued upon conversion				2,875,000
Common stock, share issued									3,510,075		3,510,075		3,510,075	635,075
Common stock, share outstanding									3,510,075		3,510,075		3,510,075	635,075
Redemption per share									$ 12.54		$ 12.54		$ 11.64	$ 11.02
Common Class A [Member] | FUTURETECH II ACQUISITION CORP [Member] | Subsequent Event [Member]
Common stock, share issued				2,875,000
Common stock, share outstanding				2,875,000
Common Class A [Member] | FUTURETECH II ACQUISITION CORP [Member] | EF Hutton and/or its Designees [Member] | IPO [Member]
Issuance of ordinary shares to parent company, shares					115,000								115,000

[1]	Less than $0.01